CERTAIN RISKS AND CONCENTRATION (Schedule of Major Customers) (Details) (Revenue [Member], Company A [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue [Member] | Company A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.00%	0.00%	16.00%